Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Contractual Obligations [Abstract]
Schedule of contractual obligations
Thousands of $ For the years ended December 31	2021	2020
Outstanding commitments for future minimum rent payments, which fall due as follows:
Less than one year	215	113
Years 2-5	39	112
Total contractual obligations	254	225